Patents - Schedule of Patents (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 155,213	$ 146,485
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	357,059	312,702
Accumulated Amortization	201,846	166,217
Net Book Value	$ 155,213	$ 146,485